Basis of presentation and summary of significant accounting policies- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 03, 2020	Oct. 28, 2020	Jul. 08, 2020	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Line Items]
Gain on deconsolidation					$ 46
Cash current					65,100	$ 12,800	$ 7,200
Cash equivalents current					65,128	13,293	8,201	$ 82
Short term investments					0	982	994
Accounts receivable reserves recorded amount					0	0	0
Deferred offering costs non current					0	2,364	0
Triggering A Reconsideration Event For On Going Consolidation Vericidx [Member] | VericiDx IPO [Member]
Accounting Policies [Line Items]
Proceeds from issuance initial public offering	$ 14,500
Kantaro Bio Sciences LLC [Member]
Accounting Policies [Line Items]
Performance of the contract liability					$ 1,000
Equity method investment ownership percentage					25.00%
Verici Dx Limited [Member]
Accounting Policies [Line Items]
Equity method investments fair value disclosure					$ 9,300
Fair value adjustment of investments					$ 6,500
Percentage owned in the ordinary shares					6.94%
Verici Dx Limited [Member]
Accounting Policies [Line Items]
Share capital redesignated into A shares			59,416,134
Noncontrolling interest			$ 1,600
Amount of convertible loan notes		$ 2,500
Additional funding provided as a consideration		$ 500
Gain on deconsolidation					$ 46,000
Verici Dx Limited [Member] | Ordinary Share Of Vericidx [Member]
Accounting Policies [Line Items]
Debt conversion converted instrument shares issued		9,831,681
Verici Dx Limited [Member] | Convertible Promissory Note [Member]
Accounting Policies [Line Items]
Debt conversion convertible instrument amount		$ 2,500
Verici Dx Limited [Member] | A Shares [Member]
Accounting Policies [Line Items]
Per share value			$ 0.001
Verici Dx Limited [Member] | Golden Shares [Member]
Accounting Policies [Line Items]
Per share value			$ 0.001
Verici Dx Limited [Member] | Receipt of Assets in Satisfaction of Debt [Member]
Accounting Policies [Line Items]
Nonmonetary transaction value of consideration		$ 2,000		$ 2,000
Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life					10 years
Research and development expense					$ 0	$ 600	$ 0
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share					4,265,958	3,028,858	2,195,697
US Treasury Securities [Member]
Accounting Policies [Line Items]
Cash equivalents current							$ 1,000
US Treasury Securities [Member] | Short-term Investments [Member]
Accounting Policies [Line Items]
Short term investments at fair value						$ 1,000	$ 1,000
Money Market Funds [Member]
Accounting Policies [Line Items]
Cash equivalents current						$ 500